Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Balance at beginning of year	¥ 1,006		¥ 706
Additions for tax positions of prior years	2,331	1,006
Settlements with taxing authorities	(3,337)		(706)
Balance at end of year		¥ 1,006